Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Feb. 03, 2026	Jan. 28, 2026	Mar. 31, 2025	Mar. 31, 2024
U.S dollar. fixed-rate notes
Subsequent Events
Aggregate amount of debt issued			$ 4,750	$ 5,500
U.S dollar. fixed-rate notes | Minimum
Subsequent Events
Credit facility term			3 years	2 years
Coupon rate (as a percent)			4.65%	4.60%
U.S dollar. fixed-rate notes | Maximum
Subsequent Events
Credit facility term			30 years	30 years
Coupon rate (as a percent)			5.70%	5.30%
Euro fixed-rate notes
Subsequent Events
Aggregate amount of debt issued			$ 3,600
Euro fixed-rate notes | Minimum
Subsequent Events
Credit facility term			5 years
Coupon rate (as a percent)			2.90%
Euro fixed-rate notes | Maximum
Subsequent Events
Credit facility term			20 years
Coupon rate (as a percent)			3.80%
Subsequent Event
Subsequent Events
Dividend declared (in dollars per share)		$ 1.68
Subsequent Event | U.S dollar. fixed-rate notes
Subsequent Events
Aggregate amount of debt issued	$ 3,250
Subsequent Event | U.S dollar. fixed-rate notes | Minimum
Subsequent Events
Credit facility term	3 years
Coupon rate (as a percent)	4.00%
Subsequent Event | U.S dollar. fixed-rate notes | Maximum
Subsequent Events
Credit facility term	30 years
Coupon rate (as a percent)	5.80%
Subsequent Event | Euro fixed-rate notes
Subsequent Events
Aggregate amount of debt issued	$ 3,300
Subsequent Event | Euro fixed-rate notes | Minimum
Subsequent Events
Credit facility term	5 years
Coupon rate (as a percent)	3.00%
Subsequent Event | Euro fixed-rate notes | Maximum
Subsequent Events
Credit facility term	12 years
Coupon rate (as a percent)	3.85%
Subsequent Event | Euro dollar, floating-rate debt
Subsequent Events
Aggregate amount of debt issued	$ 900
Credit facility term	2 years